CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Securities held-to-maturity, fair value	$ 122,266		$ 138,082	$ 110,935
Common stock, voting par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, voting shares authorized	150,000,000		150,000,000	150,000,000
Common stock, voting shares issued	29,305,400		24,616,706	17,332,772
Common stock, voting shares outstanding	29,305,400		24,616,706	17,332,772